OTHER INTANGIBLE ASSETS - Schedule of Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	£ 4,196
At 31 December	4,786	£ 4,196
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	380
At 31 December	385	380
Core deposit intangible £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Purchased credit card relationships £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	381
At 31 December	310	381
Customer- related intangibles £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	31	0
Capitalised software enhancements £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	3,435
At 31 December	4,060	3,435
Cost
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	11,357	10,800
Exchange and other adjustments	(1)
Additions and acquisitions	1,491	1,017
Disposals and write-offs		(460)
Disposals and write-offs	(198)
At 31 December	12,649	11,357
Cost | Brands £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	596	596
Exchange and other adjustments	0
Additions and acquisitions	5	0
Disposals and write-offs		0
Disposals and write-offs	(12)
At 31 December	589	596
Cost | Core deposit intangible £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Exchange and other adjustments	0
Additions and acquisitions	0	0
Disposals and write-offs		0
Disposals and write-offs	0
At 31 December	2,770	2,770
Cost | Purchased credit card relationships £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	1,002	1,002
Exchange and other adjustments	0
Additions and acquisitions	0	0
Disposals and write-offs		0
Disposals and write-offs	0
At 31 December	1,002	1,002
Cost | Customer- related intangibles £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	538	538
Exchange and other adjustments	0
Additions and acquisitions	34	0
Disposals and write-offs		0
Disposals and write-offs	0
At 31 December	572	538
Cost | Capitalised software enhancements £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	6,451	5,894
Exchange and other adjustments	(1)
Additions and acquisitions	1,452	1,017
Disposals and write-offs		(460)
Disposals and write-offs	(186)
At 31 December	7,716	6,451
Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	7,161	6,660
Exchange and other adjustments	(3)	(1)
Charge for the year (note 11)	903	962
Disposals and write-offs		(460)
Disposals and write-offs	(198)
At 31 December	7,863	7,161
Accumulated amortisation | Brands £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	216	216
Exchange and other adjustments	0	0
Charge for the year (note 11)	0	0
Disposals and write-offs		0
Disposals and write-offs	(12)
At 31 December	204	216
Accumulated amortisation | Core deposit intangible £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Exchange and other adjustments	0	0
Charge for the year (note 11)	0	0
Disposals and write-offs		0
Disposals and write-offs	0
At 31 December	2,770	2,770
Accumulated amortisation | Purchased credit card relationships £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	621	551
Exchange and other adjustments	1	0
Charge for the year (note 11)	70	70
Disposals and write-offs		0
Disposals and write-offs	0
At 31 December	692	621
Accumulated amortisation | Customer- related intangibles £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	538	538
Exchange and other adjustments	3	0
Charge for the year (note 11)	0	0
Disposals and write-offs		0
Disposals and write-offs	0
At 31 December	541	538
Accumulated amortisation | Capitalised software enhancements £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	3,016	2,585
Exchange and other adjustments	(7)	(1)
Charge for the year (note 11)	833	892
Disposals and write-offs		(460)
Disposals and write-offs	(186)
At 31 December	£ 3,656	£ 3,016